Consolidated Portfolio of Investments

December 31, 2020 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (99.2%)
COMMON STOCKS (97.6%)
ARGENTINA (1.7%)

Industrials (0.9%)
Corp. America Airports SA(a)	414,660	$1,654,493

Materials (0.8%)
Loma Negra Cia Industrial Argentina SA, ADR	251,200	1,544,880

BRAZIL (5.9%)
Communication Services (1.1%)
Telefonica Brasil SA, ADR, ADR	233,500	2,066,475

Industrials (4.8%)
CCR SA	2,148,200	5,588,548
Rumo SA(a)	969,000	3,583,704
		9,172,252
CANADA (4.2%)

Energy (2.9%)
Enbridge, Inc.	175,900	5,625,649

Industrials (1.3%)
Canadian Pacific Railway Ltd.	7,300	2,531,483

CHINA (5.4%)
Industrials (4.5%)
China Everbright Environment Group Ltd.	2,899,000	1,637,573
China Railway Construction Corp. Ltd., Class H	2,650,500	1,452,521
COSCO SHIPPING Ports Ltd.	2,778,100	1,932,346
CRRC Corp. Ltd., Class H	4,085,000	1,407,682
Zhejiang Expressway Co. Ltd., Class H	2,532,000	2,140,934
		8,571,056
Utilities (0.9%)
Beijing Enterprises Water Group Ltd.	4,340,000	1,746,029

FRANCE (7.0%)
Industrials (3.8%)
Eiffage SA(a)	29,300	2,832,192
Vinci SA	45,300	4,512,303
		7,344,495
Utilities (3.2%)
Engie SA(a)	170,100	2,607,635
Veolia Environnement SA	141,800	3,496,409
		6,104,044

See accompanying Notes to Consolidated Portfolio of Investments.

GERMANY (2.6%)
Utilities (2.6%)
RWE AG	117,700	$4,979,562

INDONESIA (3.3%)
Communication Services (3.3%)
Sarana Menara Nusantara Tbk PT	34,077,300	2,329,752
Tower Bersama Infrastructure Tbk PT	35,083,100	4,077,803

ITALY (5.2%)
Industrials (1.4%)
Atlantia SpA(a)	145,600	2,629,236

Materials (1.0%)
Buzzi Unicem SpA	82,400	1,967,111

Utilities (2.8%)
Enel SpA	521,400	5,305,103

JAPAN (1.6%)
Industrials (1.6%)
East Japan Railway Co.	45,200	3,015,535

LUXEMBOURG (1.5%)
Communication Services (1.5%)
SES SA, ADR	308,500	2,895,332

MALAYSIA (1.3%)
Industrials (1.3%)
Malaysia Airports Holdings Bhd	1,690,700	2,492,969

MEXICO (3.0%)
Industrials (1.8%)
Promotora y Operadora de Infraestructura SAB de CV	389,700	3,455,296

Utilities (1.2%)
Infraestructura Energetica Nova SAB de CV(a)	613,600	2,406,668

NETHERLANDS (1.0%)
Communication Services (1.0%)
Koninklijke KPN NV	636,900	1,935,725

NORWAY (1.1%)
Communication Services (1.1%)
Telenor ASA	123,900	2,103,172

PHILIPPINES (1.4%)
Industrials (1.4%)
International Container Terminal Services, Inc.	1,035,900	2,664,329

PORTUGAL (3.0%)
Utilities (3.0%)
EDP Renovaveis SA	206,400	5,748,988

See accompanying Notes to Consolidated Portfolio of Investments.

SPAIN (7.1%)
Communication Services (2.5%)
Cellnex Telecom SA(b)	80,600	$4,840,267

Industrials (4.6%)
Aena SME SA(a)(b)	19,000	3,303,136
Ferrovial SA	196,950	5,445,763
		8,748,899
UNITED KINGDOM (4.6%)
Communication Services (2.8%)
Vodafone Group PLC, ADR	327,000	5,388,960

Utilities (1.8%)
National Grid PLC, ADR	57,200	3,376,516

UNITED STATES (36.7%)
Communication Services (2.9%)
DISH Network Corp., Class A(a)	69,800	2,257,332
T-Mobile US, Inc.(a)	25,000	3,371,250
		5,628,582
Consumer Discretionary (1.1%)
TravelCenters of America, Inc.(a)	64,000	2,086,400

Energy (5.0%)
Kinder Morgan, Inc.	399,200	5,457,064
Williams Cos., Inc. (The)	206,800	4,146,340
		9,603,404
Industrials (6.9%)
Dycom Industries, Inc.(a)	25,000	1,888,000
Kansas City Southern	14,400	2,939,472
Norfolk Southern Corp.	14,500	3,445,345
Union Pacific Corp.	14,100	2,935,902
Waste Connections, Inc.	19,700	2,020,629
		13,229,348
Materials (0.5%)
Vulcan Materials Co.	6,600	978,846

Real Estate (5.8%)
American Tower Corp., REIT	19,100	4,287,186
CoreCivic, Inc., REIT	209,500	1,372,225
Crown Castle International Corp., REIT	28,000	4,457,320
GEO Group, Inc. (The), REIT	116,700	1,033,962
		11,150,693
Utilities (14.5%)
American Electric Power Co., Inc.	28,000	2,331,560
Atlantica Sustainable Infrastructure PLC	112,300	4,265,154
Clearway Energy, Inc., Class C	89,700	2,864,121
CMS Energy Corp.	58,100	3,544,681
Evergy, Inc.	67,200	3,730,272
FirstEnergy Corp.	115,300	3,529,333
NextEra Energy, Inc.	43,400	3,348,310

See accompanying Notes to Consolidated Portfolio of Investments.

Vistra Corp.	210,800	$4,144,328
		27,757,759
Total Common Stocks		187,157,111
PRIVATE EQUITY (1.6%)
CAI Co-Invest LP (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(a)(c)(d)(e)(f)	182,318	182,318
Cresta BBR Co-Invest BL LLC(a)(c)(d)(e)(g)	3,000,000	2,986,384
Total Private Equity		3,168,702
MONEY MARKET FUNDS (0.6%)
UNITED STATES (0.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(h)	1,101,747	1,101,747
Total Money Market Funds		1,101,747
Total Investments (Cost $176,549,230) (i)—99.8%		191,427,560
Other Assets in Excess of Liabilities—0.2%		355,260
Net Assets—100.0%		$191,782,820

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Restricted security, not readily marketable. See Note 2(b) of the accompanying Notes to Financial Statements.
(d)	Illiquid security.
(e)

Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(f)

Aberdeen Standard Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, in which the Fund’s percent of ownership is approximately 6.38%.

(g)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund’s percent of ownership is approximately 18%.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2020.
(i)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Consolidated Portfolio of Investments.

Notes to Consolidated Portfolio of Investments

December 31, 2020 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act as of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in infrastructure investments through private transactions, which represented 1.8% of the net assets of the Fund as of December 31, 2020. Investments in private infrastructure opportunities will typically be securities for which a liquid trading market does not exist. The fair value of these securities may not be readily determinable. The Fund will value these securities in accordance with the valuation policies and procedures established by the Board of Trustees. The types of factors that may be considered in fair value pricing of the Fund’s investments include, as applicable, the nature and realizable value of any collateral, the issuer’s ability to make payments, the markets in which the issuer does business, comparison to publicly traded companies discounted cash flows and other relevant factors. Because such valuations, and particularly valuations of nontraded securities and private companies, are inherently uncertain, they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by the Board of Trustees may differ materially from the values that would have been used if a liquid trading market for these securities existed. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected

Notes to Consolidated Portfolio of Investments (concluded)

December 31, 2020 (unaudited)

Aberdeen Standard Global Infrastructure Income Fund

if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.